SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Accounting Policy [Line Items]
SIGNIFICANT ACCOUNTING POLICIES	SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting - The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP").
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein. Actual results could differ from those estimates.
Risk and Uncertainties - The Plan utilizes various investment instruments, including common stock, mutual funds, pooled separate accounts, common collective trusts, and the Fund. Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements or participant account balances.
Investment Valuation and Income Recognition - Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s common stock is valued at the closing price reported on the Nasdaq Stock Market on the last business day of the Plan year. Shares of mutual funds are valued at the net asset value ("NAV") of shares held by the Plan at year-end.
The units of pooled separate accounts are stated at fair value as determined by the issuer of the account based on the net asset value of the underlying investments, as a practical expedient. Individual participant accounts invested in the pooled separate accounts are maintained on a unit value basis. The collective trust funds are valued at the NAV of units of a collective trust. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. Contract value is the relevant measurement attribute for that portion of the net assets available for benefits of a defined contribution plan attributable to fully benefit-responsive investment contracts because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan. As of December 31, 2025, the Plan’s Fund with Empower Annuity Insurance Company ("EAICA") was valued at contract value (see Note 4). As of December 31, 2024, the Plan's GIC with Empower was valued at contract value (see Note 4).
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan's gains and losses on investments bought or sold, as well as held during the year.
Notes Receivable from Participants - Notes receivable from participants are measured at their unpaid principal balance plus any accrued, but unpaid interest. Delinquent notes receivable are recorded as distributions, based on the terms of the Plan document.
Administrative Expenses - Certain expenses of maintaining the Plan are paid by the Plan, unless otherwise paid by the Company. Expenses that are paid by the Company are excluded from these financial statements. Fees related to the administration of notes receivable from participants and fees related to benefits paid to participants are charged directly to the participant's account and are included in administrative expenses. Investment related expenses are included in net appreciation (depreciation) of fair value of investments.
Benefits Payable - Benefits are recorded when paid. As of December 31, 2025, and 2024, there were no distributions payable to Plan participants.